General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and Administrative Expenses
Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Stock-based compensation	$1,349	$1,201	$809
Professional fees	877	896	622
Salaries and benefits	856	1,346	1,441
Rent and office-maintenance fees	482	308	269
Investor relations and business development expenses	364	464	460
Insurance and other expenses	268	225	198
	$4,196	$4,440	$3,799